Risk management - Additional Information (Details) $ in Millions, $ in Millions		1 Months Ended		12 Months Ended
	Oct. 01, 2015 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 COP ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2019 COP ($)	Dec. 31, 2021 USD ($)	Nov. 26, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 COP ($)
Disclosure of detailed information about financial risk management [Line Items]
Closing foreign exchange rate				3,981.16	3,981.16	3,432.50
Maximum percentage of cash investment held in portfolio, non current				1.00%	1.00%
Maximum percentage of cash investment held in portfolio, current				5.00%	5.00%
Amount in which the company expanded the hedge of a net investment in a foreign operation				$ 8,208		$ 7,475			$ 330.0	$ 7,475.0
Debt principal payments				11,267,540		5,003,885	$ 1,596,630
Net position of assets and liabilities different functional currency					$ 287.0
Hedging Instruments Foreign Currency Debt	$ 5,440.0
Net asset position				148,144
Ecopetrol Business Group
Disclosure of detailed information about financial risk management [Line Items]
Amount in which the company expanded the hedge of a net investment in a foreign operation										5,200.0
Open position forward non-delivery operations				$ 420
Colombian Peso [Member]
Disclosure of detailed information about financial risk management [Line Items]
Net liabilities of companies in the Group with a different functional currency								$ 13,306.0
Valuation recognized in profit or loss								126.0
USD$ Million
Disclosure of detailed information about financial risk management [Line Items]
Valuation recognized in profit or loss								13,180.0
Maximum percentage of cash investment held in portfolio, current				5.00%	5.00%
Forward contract
Disclosure of detailed information about financial risk management [Line Items]
Net asset position				$ 13,019
Hedge of a net investment in a foreign operation
Disclosure of detailed information about financial risk management [Line Items]
Amount in which the company expanded the hedge of a net investment in a foreign operation								8,315.0
Net asset position				4,364,465		1,494,926	$ 1,130,583					$ 1,069,316
Hedge of a net investment in a foreign operation | Ecopetrol Business Group
Disclosure of detailed information about financial risk management [Line Items]
Amount in which the company expanded the hedge of a net investment in a foreign operation										1,229.0	$ 1,229.0
Debt principal payments		$ 107.0	$ 163.0		$ 270.0
Cash flow hedging
Disclosure of detailed information about financial risk management [Line Items]
Amount in which the company expanded the hedge of a net investment in a foreign operation								4,972.0
Net asset position								4,972.0		$ 1,300.0	$ 1,300.0
Cash flow hedging | Swap contract [member]
Disclosure of detailed information about financial risk management [Line Items]
Notional amount								$ 27.5
Hedge instrument, Liabilities				$ 34,395
Cash flow hedging | Forward contract
Disclosure of detailed information about financial risk management [Line Items]
Net asset position						$ 7,572
Floating interest rate
Disclosure of detailed information about financial risk management [Line Items]
Borrowings, interest rate linked to floating interest rates				25.70%		16.00%	17.00%	25.70%		16.00%	17.00%
Credit risk in Peso portfolio
Disclosure of detailed information about financial risk management [Line Items]
Maximum percentage of cash investment held in portfolio				10.00%	10.00%
Credit risk in U.S. dollar portfolio
Disclosure of detailed information about financial risk management [Line Items]
Maximum percentage of cash investment held in portfolio, non current				1.00%	1.00%
Maximum percentage of cash investment held in portfolio, current				5.00%	5.00%
Currency risk [member]
Disclosure of detailed information about financial risk management [Line Items]
The increase (Decrease) in Foreign exchange Rate				15.98%	15.98%